Acquisitions and dispositions - Narrative (Details) - USD ($)			12 Months Ended
	Nov. 01, 2022	Aug. 01, 2022	Dec. 31, 2024	Dec. 31, 2022	Oct. 31, 2022
Business Acquisition [Line Items]
Contingent payments			$ 14,000,000
Contingent receipts			18,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Investment and other income
Dispositions 2024
Business Acquisition [Line Items]
Contingent consideration receivable			15,000,000
Contingent consideration receivable, lower range			5,000,000
Contingent consideration receivable, upper range range			$ 25,000,000
Consideration consideration to be received, transaction period			3 years
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Alcentra
Business Acquisition [Line Items]
Cash consideration received	$ 350,000,000
Gain (loss) on disposal	(11,000,000)
After tax loss on disposal	40,000,000
Assets under management					$ 32,000,000,000
Goodwill, written off related to sale of business unit	$ 434,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | HedgeMark Advisors
Business Acquisition [Line Items]
Gain (loss) on disposal		$ 37,000,000
Goodwill, written off related to sale of business unit		$ 13,000,000
Acquisitions In 2024
Business Acquisition [Line Items]
Contingent consideration payable			$ 5,000,000
Potential obligation to pay additional consideration, lower range			0
Potential obligation to pay additional consideration, upper range			$ 5,000,000
Period for contingent consideration transaction period			1 year
Increase in contingent consideration liability			$ 3,000,000